Schedule of Movement In Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Other Liabilities Disclosure [Abstract]
Balance at beginning of the year ended December 31	$ 594,731	$ 4,619,690	$ 4,199,173
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(822,457)	(6,388,598)	(4,199,173)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,357,296	10,543,070	4,619,690
Balance at end of the year ended December 31	1,129,570	8,774,162	4,619,690
Balance at end of the year ended December 31	(13,481)	(104,714)
Balance at end of the year ended December 31	$ 1,116,089	$ 8,669,448	$ 4,619,690